Post-Employment Benefits - Details of Expenses Related to Defined Benefit Plans Recognized in Profit or Loss and Line Items Included in Consolidated Statements of Comprehensive Income (Detail) - KRW (₩)
₩ in Millions
		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [Line Items]
Current service cost		₩ 146,650	₩ 148,868	₩ 173,879
Net interest cost		(5,450)	(18,854)	(23,942)
Expenses related to defined benefit plans	[1]	141,200	130,014	149,937
Expenses related to defined benefit plans, excludes capitalized amounts	[2]	130,315	120,129	134,852
Cost of sales [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Expenses related to defined benefit plans, excludes capitalized amounts		94,756	89,052	99,141
Selling expenses [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Expenses related to defined benefit plans, excludes capitalized amounts		6,988	6,201	7,138
Administrative expenses [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Expenses related to defined benefit plans, excludes capitalized amounts		15,624	14,271	16,865
Research and development expenses [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Expenses related to defined benefit plans, excludes capitalized amounts		₩ 12,947	₩ 10,605	₩ 11,708

[1]	The total cost related to the defined benefit plans includes capitalized amounts of ~~W~~10,885 million (2023: ~~W~~15,085 million, 2024: ~~W~~9,885 million).
[2]	The total cost recognized in the consolidated statements of comprehensive income (loss) related to the defined benefit plan excludes capitalized amounts of ~~W~~10,885 million (2023: ~~W~~15,085 million, 2024: ~~W~~9,885 million).